Consolidated Statements of Cash Flows Supplemental disclosures of cash flow information: - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Supplemental Disclosures of Cash Flow Information
Income Taxes Paid	$ 54	$ 30
Interest Paid	647	23
Supplemental Disclosures of Noncash Investing and Financing Activities
Issuance of common stock for acquisition	6,147	68,627
Issuance of common shares for related party interest expense	1,560	0
Contingent liability for the acquisition of intangible assets	(2,500)	2,500
Issuance of warrants in relation to related party credit facility	1,380	0
Issuance of warrants in relation to to equity financings	(1,925)	0
Issuance of common shares for VDI technology	0	6,454
Issuance of common shares for conversion of convertible notes	0	2,500
Issuance of common shares for settlement of liabilities	0	677
Common shares received for settlement of related party debt	$ 0	$ (1,513)